Consolidation	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
(5) Consolidation
Federated is involved with various entities in the normal course of business that may be deemed to be voting rights entities or VIEs. In accordance with Federated’s consolidation accounting policy, Federated first determines whether the entity being evaluated is a voting rights entity or a VIE. Once this determination is made, Federated proceeds with its evaluation of whether or not to consolidate the entity. The disclosures below represent the results of such evaluations pertaining to 2011 and 2010.
(a) Consolidated Voting Interest Entities
Federated has a majority interest (50.5%) and acts as the general partner in Passport Research Ltd., a limited partnership. Edward D. Jones & Co., L.P. is the limited partner with a 49.5% interest. The partnership acts as investment adviser to two sponsored funds. Noncontrolling interests in this subsidiary are included in Nonredeemable noncontrolling interest in subsidiary on the Consolidated Balance Sheets.
(b) Consolidated Variable Interest Entities
From time to time, Federated invests in investment companies that meet the definition of a VIE for general corporate investment purposes or, in the case of newly launched products, in order to provide investable cash thereby allowing the product to establish a performance history. Most of Federated’s sponsored mutual funds meet the definition of a VIE primarily due to the fact that given the funds' typical series fund structure, the shareholders of each participating portfolio underlying the series fund generally lack the ability as an individual group to make decisions through voting rights regarding the board of directors/trustees of the fund. Federated’s investment in investment companies represents its maximum exposure to loss. As of December 31, 2011 and 2010, Federated was the sole or majority investor in certain investment companies and was deemed to be the primary beneficiary since Federated’s majority interest would absorb the majority of the variability of the net assets of the VIE. At December 31, 2011, the aggregate assets and liabilities of such entities that Federated consolidated were $111.1 million and $0.5 million, respectively, and Federated recorded $0.5 million to Redeemable noncontrolling interest in subsidiaries on Federated’s Consolidated Balance Sheets. At December 31, 2010, the aggregate assets and liabilities of such entities that Federated consolidated were $27.1 million and $0.2 million, respectively, and Federated recorded $1.5 million to Redeemable noncontrolling interest in subsidiaries on Federated’s Consolidated Balance Sheets. The assets of the investment companies are primarily classified as Investments and Cash and cash equivalents on Federated’s Consolidated Balance Sheets and are restricted for use by the investment company. The liabilities of the investment companies are primarily classified as Accounts payable and accrued expenses on Federated’s Consolidated Balance Sheets and primarily represent unsettled trades and operating liabilities of the entities.
Federated’s conclusion to consolidate an investment company may vary from period to period based on changes in Federated’s percentage interest in the entity resulting from changes in the number of fund shares held by either Federated or third parties. Given that the entities follow investment company accounting, which prescribes fair-value accounting, a deconsolidation generally does not result in gains or losses for Federated. During 2011, Federated deconsolidated two sponsored mutual funds based on a determination that it no longer was the primary beneficiary of the funds as a result of new subscriptions in fund shares by unrelated third parties. Accordingly, Federated deconsolidated $17.7 million in Investments and $7.6 million in Redeemable noncontrolling interest in subsidiaries on the Consolidated Balance Sheet as of the dates of deconsolidation. During 2010, Federated deconsolidated a sponsored mutual fund based on a determination that it no longer was the primary beneficiary of the fund as a result of new subscriptions in fund shares by unrelated third parties. Accordingly, Federated deconsolidated $22.0 million in Investments and $21.3 million in Redeemable noncontrolling interest in subsidiaries on the Consolidated Balance Sheet as of the date of deconsolidation. There was no impact to the Consolidated Statements of Income in 2011, 2010 or 2009 from entities upon their deconsolidation.
Neither creditors nor equity investors in the investment companies have any recourse to Federated’s general credit. In the ordinary course of business, from time to time, Federated may choose to waive certain fees or assume operating expenses of sponsored investment companies for competitive, regulatory or contractual reasons (see Note (1)(o) for information regarding fee waivers). Federated has not provided financial support to any of these entities outside the ordinary course of business.
(c) Non-Consolidated Variable Interest Entities
At December 31, 2011 and 2010, Federated was involved with certain VIEs in which it held a variable interest but for which it was not the primary beneficiary. The assets and liabilities of these unconsolidated VIEs and Federated’s maximum risk of loss related thereto were as follows at December 31:

	2011			2010
in millions	Unconsolidated VIE assets	Unconsolidated VIE Liabilities	Total remaining carrying value of investment and maximum risk of loss	Unconsolidated VIE assets	Unconsolidated VIE Liabilities	Total remaining carrying value of investment and maximum risk of loss
Investment companies[1]	$290,517.7	$—	$221.5	$275,365.1	$—	$297.0
CDOs[2]	$2.1	$12.0	$0	$12.8	$121.6	$0
Equity investment	$4.5	$0.7	$7.1	$6.4	$2.4	$7.4

1
The unconsolidated VIE assets for the investment companies represent total net assets under management for the related investment companies. Of Federated’s $221.5 million invested in these entities at December 31, 2011, $44.0 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $177.5 million included in Investments on the Consolidated Balance Sheets. Of Federated’s $297.0 million invested in these entities at December 31, 2010, $191.2 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $105.8 million included in Investments on the Consolidated Balance Sheets.

2	The risk of loss does not include the potential loss associated with related deferred tax assets expiring unutilized.
Investment Companies – Federated's involvement with certain investment companies that are deemed to be VIEs includes serving as the investment manager, or at times, holding a minority interest or both. Federated’s variable interest is not deemed to absorb the majority of the variability of the entity’s net assets. Therefore Federated is not the primary beneficiary of these VIEs and has not consolidated these entities.
In the ordinary course of business, from time to time, Federated may choose to waive certain fees or assume operating expenses of these sponsored investment companies for competitive, regulatory or contractual reasons (see Note (1)(o) for information regarding fee waivers). Federated has not provided financial support to any of these entities outside the ordinary course of business.
Collateralized Debt Obligations (CDOs) – At December 31, 2010, Federated acted as the investment manager for two CDOs with assets under management of $12.8 million. Because one of these CDOs unwound in the first quarter 2011, Federated acted as the investment manager for only one CDO with assets under management of $2.1 million as of December 31, 2011. This remaining CDO is expected to unwind in the first half of 2012. The CDOs, which are alternative investment products created for the purpose of providing investors with an opportunity for returns that vary with the risk level of their investment, met the definition of a VIE due primarily to the lack of unilateral decision making authority of the equity holders. Federated’s variable interests in the remaining CDO is limited to a 25% pro-rata equity interest and a fixed, asset-based management fee earned prospectively as services are provided. As an equity holder, Federated participates in all rights and obligations to income and expected losses of the CDO on a proportionate basis with all other equity holders. In its role as investment manager, Federated is not entitled to any additional residual return nor is it obligated to absorb any expected losses of the entity. Federated has not provided financial support to the CDO.
Federated was not the primary beneficiary of either of these VIEs at December 31, 2011 or 2010. Upon consideration of the qualitative power and benefits model, Federated determined that as of December 31, 2011 and December 31, 2010, neither its 25% pro-rata equity interest nor its management fee potential could result in Federated receiving benefits or absorbing losses that could potentially be significant to either of these entities. Therefore Federated has not consolidated these entities.
Equity Investment – Federated holds a 12% non-voting, noncontrolling interest in both Dix Hills Partners, LLC, a registered investment adviser and commodity trading adviser, and its affiliate, Dix Hills Associates, LLC (collectively, Dix Hills). Dix Hills is based in Jericho, New York and as of December 31, 2011, managed over $700 million in both absolute return and enhanced fixed-income mandates, including a hedge fund strategy and an enhanced cash strategy. Due primarily to the nature of the voting rights of the equity holders, Dix Hills meets the definition of a VIE, however, with its non-voting 12% interest, Federated is not deemed to have power to direct the activities of Dix Hills and therefore is not the primary beneficiary. Federated has not provided financial support to Dix Hills. Federated’s investment in Dix Hills is included in Other long-term assets on the Consolidated Balance Sheets.